Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

5. COMMITMENTS AND CONTINGENCIES

Registration Rights

The Company’s initial shareholders, the representative and their permitted transferees can demand that the Company register the Founder Shares, the Private Placement Shares, the Private Placement Warrants and underlying securities and any securities issued upon conversion of Working Capital Loans, pursuant to an agreement signed on December 22, 2025. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of a majority of these securities or units issued in payment of working capital loans made the Company (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain piggyback registration rights on registration statements filed after the Company’s consummation of a Business Combination. Notwithstanding anything to the contrary, the representative of the underwriters may only make a demand on one occasion and only during the five-year period beginning on the effective date of the registration statement of the initial public offering. In addition, the representative may participate in a piggyback registration only during the seven-year period beginning on the effective date of the initial public offering. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover any over-allotments, at the initial public offering price less the underwriting discounts. On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired.

The Company paid an underwriting discount of $0.20 per Unit sold in the initial public offering, or $4,300,000 in the aggregate ($4,000,000 from the base Units sold and $300,000 from the additional Units sold), which included a $500,000 cash reimbursement for offering expenses, upon the closing of the initial public offering. Additionally, the underwriters are entitled to $0.40 per Unit sold in the offering, or up to $8,600,000 in the aggregate ($8,000,000 from the base Units sold and $600,000 from the additional Units sold), which is payable to the underwriters based on the percentage of funds remaining in the Trust Account after redemptions of public shares, for deferred underwriting commissions (the “Deferred Discount”), and which was placed in a Trust Account located in the United States is to be and released to the underwriters only upon the completion of an initial Business. Combination Clear Street will be entitled to receive at least 75% of the Deferred Discount.

5. COMMITMENTS AND CONTINGENCIES

Registration Rights

The Company’s initial shareholders, the representative and their permitted transferees can demand that the Company register the Founder Shares, the Private Placement Shares, the Private Placement Warrants and underlying securities and any securities issued upon conversion of Working Capital Loans, pursuant to an agreement signed on December 22, 2025. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of a majority of these securities or units issued in payment of working capital loans made the Company (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain piggyback registration rights on registration statements filed after the Company’s consummation of a Business Combination. Notwithstanding anything to the contrary, the representative of the underwriters may only make a demand on one occasion and only during the five-year period beginning on the effective date of the registration statement of the initial public offering. In addition, the representative may participate in a piggyback registration only during the seven-year period beginning on the effective date of the initial public offering. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover any over-allotments, at the initial public offering price less the underwriting discounts. On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired.

The Company paid an underwriting discount of $0.20 per Unit sold in the initial public offering, or $4,300,000 in the aggregate ($4,000,000 from the base Units sold and $300,000 from the additional Units sold), which included a $500,000 cash reimbursement for offering expenses, upon the closing of the initial public offering. Additionally, the underwriters are entitled to $0.40 per Unit sold in the offering, $8,600,000 in the aggregate ($8,000,000 from the base Units sold and $600,000 from the additional Units sold), and is payable to the underwriters based on the percentage of funds remaining in the Trust Account after redemptions of public shares, for deferred underwriting commissions to be placed in a Trust Account located in the United States and released to the underwriters only upon the completion of an initial Business Combination.